                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment: [_]; Amendment Number: ___________

This Amendment (Check only one):       [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number: 28-13438
                      --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy Michel
Title: Vice President
Phone: 212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner


/s/ Cindy Michel                New York, New York           August 15, 2011
--------------------------   ------------------------   ------------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     13F File Number   Name
     28-
        ------------   -------------------------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           78
Form 13F Information Table Value Total:   10,612,009
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   -------------------------------

1     28-13441               Apollo Capital Management, L.P.
2     28-13439               Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
           COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------------- ------------------- ----------- -------- --------------------
                                                                         SHRS OR  SH/ PUT/ INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   VALUE (X$1000)   PRN AMT  PRN CALL DISCRETION*  MANAGER SOLE   SHARED   NONE
------------------------------ -------------- --------- -------------- ---------- --- ---- ----------- -------- ---- ---------- ----
ACCURIDE CORP NEW              COM NEW        00439T206         18,203  1,441,259 SH       DEFINED           1    0   1,441,259   0
ACCURIDE CORP NEW              COM NEW        00439T206          7,919    627,031 SH       DEFINED           1    0     627,031   0
ACCURIDE CORP NEW              COM NEW        00439T206          7,155    566,476 SH       DEFINED           1    0     566,476   0
ACCURIDE CORP NEW              COM NEW        00439T206          5,263    416,718 SH       DEFINED           1    0     416,718   0
ACCURIDE CORP NEW              COM NEW        00439T206          2,578    204,127 SH       DEFINED           1    0     204,127   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305         73,936  1,362,618 SH       DEFINED           2    0   1,362,618   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305         50,217    925,488 SH       DEFINED           2    0     925,488   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305      1,699,192 31,315,736 SH       DEFINED           2    0  31,315,736   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305         75,224  1,386,366 SH       DEFINED           1    0   1,386,366   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305         26,907    495,896 SH       DEFINED           1    0     495,896   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305          8,622    158,910 SH       DEFINED           1    0     158,910   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305          2,497     46,019 SH       DEFINED           1    0      46,019   0
CORE MARK HOLDING CO INC       COM            218681104         17,834    499,562 SH       DEFINED           2    0     499,562   0
DANA HLDG CORP                 COM            235825205         22,309  1,219,089 SH       DEFINED           1    0   1,219,089   0
DANA HLDG CORP                 COM            235825205          9,706    530,374 SH       DEFINED           1    0     530,374   0
DANA HLDG CORP                 COM            235825205          8,769    479,154 SH       DEFINED           1    0     479,154   0
DANA HLDG CORP                 COM            235825205          6,450    352,481 SH       DEFINED           1    0     352,481   0
DANA HLDG CORP                 COM            235825205          3,160    172,660 SH       DEFINED           1    0     172,660   0
FELCOR LODGING TR INC          COM            31430F101         15,809  2,966,090 SH       DEFINED           1    0   2,966,090   0
FELCOR LODGING TR INC          COM            31430F101          6,878  1,290,420 SH       DEFINED           1    0   1,290,420   0
FELCOR LODGING TR INC          COM            31430F101          6,214  1,165,800 SH       DEFINED           1    0   1,165,800   0
FELCOR LODGING TR INC          COM            31430F101          4,571    857,600 SH       DEFINED           1    0     857,600   0
FELCOR LODGING TR INC          COM            31430F101          2,239    420,090 SH       DEFINED           1    0     420,090   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106          9,600  1,991,700 SH       DEFINED           1    0   1,991,700   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106          4,082    846,900 SH       DEFINED           1    0     846,900   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106          3,772    782,550 SH       DEFINED           1    0     782,550   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106          2,887    598,950 SH       DEFINED           1    0     598,950   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106          1,349    279,900 SH       DEFINED           1    0     279,900   0
KKR & CO L P DEL               COM UNITS      48248M102         17,484  1,071,334 SH       DEFINED           1    0   1,071,334   0
KKR & CO L P DEL               COM UNITS      48248M102          7,607    466,092 SH       DEFINED           1    0     466,092   0
KKR & CO L P DEL               COM UNITS      48248M102          6,872    421,080 SH       DEFINED           1    0     421,080   0
KKR & CO L P DEL               COM UNITS      48248M102          5,055    309,760 SH       DEFINED           1    0     309,760   0
KKR & CO L P DEL               COM UNITS      48248M102          2,476    151,734 SH       DEFINED           1    0     151,734   0
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100         21,608    560,960 SH       DEFINED           1    0     560,960   0
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100        130,316  3,383,080 SH       DEFINED           1    0   3,383,080   0
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100        119,489  3,102,004 SH       DEFINED           1    0   3,102,004   0
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100      3,052,222 79,237,329 SH       DEFINED           2    0  79,237,329   0
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100      3,028,249 78,614,992 SH       DEFINED           2    0  78,614,992   0
METALS USA HLDGS CORP          COM            59132A104        353,557 23,728,650 SH       DEFINED           2    0  23,728,650   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307         10,191    221,350 SH       DEFINED           1    0     221,350   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307          4,298     93,350 SH       DEFINED           1    0      93,350   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307          3,996     86,800 SH       DEFINED           1    0      86,800   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307          3,094     67,200 SH       DEFINED           1    0      67,200   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307          1,441     31,300 SH       DEFINED           1    0      31,300   0
NORANDA ALUM HLDG CORP***      COM            65542W107        650,717 42,980,000 SH       DEFINED           2    0  42,980,000   0
PINNACLE AIRL CORP             COM            723443107          1,586    349,369 SH       DEFINED           1    0     349,369   0
PINNACLE AIRL CORP             COM            723443107          2,971    654,368 SH       DEFINED           1    0     654,368   0
PINNACLE AIRL CORP             COM            723443107          1,829    402,832 SH       DEFINED           1    0     402,832   0
PINNACLE AIRL CORP             COM            723443107            454    100,000 SH       DEFINED           1    0     100,000   0
PINNACLE AIRL CORP             COM            723443107            604    133,126 SH       DEFINED           1    0     133,126   0
PLAINS EXPL& PRODTN CO         COM            726505100         31,220    818,995 SH       DEFINED           1    0     818,995   0
PLAINS EXPL& PRODTN CO         COM            726505100         13,583    356,310 SH       DEFINED           1    0     356,310   0
PLAINS EXPL& PRODTN CO         COM            726505100         12,271    321,900 SH       DEFINED           1    0     321,900   0
PLAINS EXPL& PRODTN CO         COM            726505100          9,027    236,800 SH       DEFINED           1    0     236,800   0
PLAINS EXPL& PRODTN CO         COM            726505100          4,422    115,995 SH       DEFINED           1    0     115,995   0
QUALITY DISTR INC FLA          COM            74756M102        101,517  7,797,009 SH       DEFINED           2    0   7,797,009   0
SEMGROUP CORP                  CL A           81663A105         22,841    889,779 SH       DEFINED           1    0     889,779   0
SEMGROUP CORP                  CL A           81663A105          9,933    386,968 SH       DEFINED           1    0     386,968   0
SEMGROUP CORP                  CL A           81663A105          8,975    349,637 SH       DEFINED           1    0     349,637   0
SEMGROUP CORP                  CL A           81663A105          7,107    276,851 SH       DEFINED           1    0     276,851   0
SEMGROUP CORP                  CL A           81663A105          3,236    126,065 SH       DEFINED           1    0     126,065   0
SIRIUS XM RADIO INC            COM            82967N108         62,077 28,345,857 SH       DEFINED           2    0  28,345,857   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103        292,102  2,213,400 SH  PUT  DEFINED           1    0   2,213,400   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103        123,181    933,400 SH  PUT  DEFINED           1    0     933,400   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103        114,550    868,000 SH  PUT  DEFINED           1    0     868,000   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103         88,684    672,000 SH  PUT  DEFINED           1    0     672,000   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103         41,333    313,200 SH  PUT  DEFINED           1    0     313,200   0
SPECTRUM BRANDS HLDGS INC      COM            84763R101          1,771     55,337 SH       DEFINED           1    0      55,337   0
SPECTRUM BRANDS HLDGS INC      COM            84763R101            747     23,337 SH       DEFINED           1    0      23,337   0
SPECTRUM BRANDS HLDGS INC      COM            84763R101            694     21,700 SH       DEFINED           1    0      21,700   0
SPECTRUM BRANDS HLDGS INC      COM            84763R101            538     16,800 SH       DEFINED           1    0      16,800   0
SPECTRUM BRANDS HLDGS INC      COM            84763R101            250      7,826 SH       DEFINED           1    0       7,826   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106         20,373  2,877,550 SH       DEFINED           1    0   2,877,550   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106          8,592  1,213,550 SH       DEFINED           1    0   1,213,550   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106          7,989  1,128,400 SH       DEFINED           1    0   1,128,400   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106          6,185    873,601 SH       DEFINED           1    0     873,601   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106          2,881    406,899 SH       DEFINED           1    0     406,899   0
VERSO PAPER CORP               COM            92531L108         86,470 32,264,941 SH       DEFINED           2    0  32,264,941   0